Impairment of long-lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Long-term zinc price (USD/t)	$ 2,800	$ 2,787	$ 2,724
Exchange rate	4.84	5.22	5.58
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Brownfield projects - LOM (years)	4 years	5 years	4 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Brownfield projects - LOM (years)	21 years	24 years	25 years
Peru [member]
IfrsStatementLineItems [Line Items]
Discount rate	7.22%	6.93%	6.22%
Brazil [member]
IfrsStatementLineItems [Line Items]
Discount rate	8.02%	8.03%	7.33%